BUSINESS COMBINATIONS - Acquisition of Navint Group (Details) - Navint Group $ in Thousands	Nov. 14, 2021 USD ($)
Agreement Tranche 1
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments	$ 62,596
Agreement Tranche 2
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments	3,984
Agreement Tranche 3
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments	2,000
Agreement Tranche 4
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments	7,210
Agreement Tranche 5
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments	$ 7,210